Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities [Abstract]
Net loss	$ (17,289)	$ (5,779)	$ (4,281)
Adjustments to reconcile net loss to cash used in operating activities:
Gain on disposal of product line	(4,992)	0	0
Issuance of Stock and Warrants for settlement of liabilities	2,821	0	0
Gain on Forgiveness of Debt	(1,125)	0	0
Gain on forgiveness of Liabilities	(189)	(776)	(551)
Increase (Decrease) in Due to Related Parties	0	0	(1,745)
Impairment of goodwill and acquired intangible assets	820	286	70
Preferred shares penalty fee	653	0	0
Depreciation and Amortization	5,685	971	1,030
Share-based Payment Arrangement, Noncash Expense	366	5	637
Provision for losses on accounts receivable	0	34	187
Revaluation of subscription agreements	0	(79)	158
Amortization of Debt Issuance Costs	485	526	0
Increase (Decrease) in Due to Other Related Parties, Current	0	0	291
Changes in operating assets and liabilities:
Accounts Receivable	75	71	773
Inventories	57	195	477
Accounts Payable and Accrued Liabilities	3,925	3,583	317
Accrued Payroll and Employee Compensation	(94)	(50)	182
Deferred Revenue	(555)	(597)	(102)
Other Assets and Liabilities, Net	(19,161)	(972)	744
Net Cash Used in Operating Activities	(28,518)	(2,582)	(1,813)
Investing activities:
Deposits for Purchase of Equipment	(102,238)	0	0
Payments to acquire notes receivable	(10,035)	(2,000)	0
Payments to Acquire Other Investments	(10,420)	0	0
Net Cash Used in Investing Activities	(122,693)	(2,000)	0
Financing activities:
Proceeds from Issuance of Preferred Stock and Preference Stock	9,575	2,735	0
Proceeds from issuance of common shares and warrants	194,572	364	707
Repayments of Debt	(1,103)	0	0
Proceeds from Issuance of Unsecured Debt	447	1,042	0
Proceeds from Debt, Related Party	0	700	523
Payments on Debt, Related Party	0	(117)	0
Proceeds from (Repayments of) Lines of Credit	(402)	(83)	391
Proceeds from exercise of outstanding warrants	1,991	180	0
Proceeds from Stock Options Exercised	252	75	0
Payments of Ordinary Dividends, Preferred Stock and Preference Stock	(227)	0	0
Net Cash Provided by Financing Activities	205,105	4,896	1,621
Effect of exchange rate changes on cash and cash equivalents	0	(2)	0
Net increase in cash and cash equivalents	53,894	312	(192)
Cash and Cash Equivalents, beginning of period	461	149	341
Cash and Cash Equivalents, end of period	$ 54,355	$ 461	$ 149